LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	$ 186,534	$ 210,124	$ 241,087
Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	263,518	293,593
Future finance charges	(76,984)	(83,469)
Finance lease liabilities	186,534	210,124
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	48,503	46,458
Within one year | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	57,632	59,433
Finance lease liabilities	186,534	210,124
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	95,262	117,195
Later than one year but not later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	115,938	146,282
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	42,769	46,471
Later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 89,948	$ 87,878